PIMCO Funds

Supplement dated May 12, 2010 to the

Institutional Class, Class P, Administrative Class and Class D Prospectus for the

CommodityRealReturn Strategy Fund, High Yield Fund, Low Duration Fund, Real Return Fund,

Short-Term Fund, Total Return Fund, Total Return Fund II and Total Return Fund III, dated

October 1, 2009 (as revised as of December 29, 2009)

Disclosure Related to All Funds

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Institutional Class, Class P, Administrative Class and Class D – Payments to Financial Firms – Class D” section on page 39 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PI0000 SUPP 051210

PIMCO Funds

Supplement dated May 12, 2010 to the

Class A, Class B, Class C and Class R Prospectus for the CommodityRealReturn Strategy Fund,

High Yield Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, Total Return Fund,

dated October 1, 2009 (as revised as of February 26, 2010)

Disclosure Related to All Funds

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Class A, B, C and R Shares – Payments to Financial Firms” section on page 36 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 12, 2010 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,

dated October 1, 2009

Disclosure Related to All Funds

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Institutional Class, Class M, Class P, Administrative Class and Class D – Payments to Financial Firms – Class D” section on page 108 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PI1525440 SUPP 051210

PIMCO Funds

Supplement Dated May 12, 2010 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus,

dated October 1, 2009 (as revised as of January 1, 2010)

Disclosure Related to All Funds

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Class A, B, C and R Shares – Payments to Financial Firms” section on page 84 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 12, 2010 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus,

dated October 1, 2009

Disclosure Related to All Funds

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Institutional Class, Class P, Administrative Class and Class D – Payments to Financial Firms – Class D” section on page 90 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PI1525439 SUPP 051210

PIMCO Funds

Supplement Dated May 12, 2010 to the

Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus,

dated October 1, 2009 (as revised as of January 1, 2010)

Disclosure Related to All Funds

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Class A, B, C and R Shares – Payments to Financial Firms” section on page 66 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 12, 2010 to the

PIMCO Tax Managed Real Return Fund Institutional Class, Class P, Administrative Class and

Class D Prospectus, dated October 28, 2009

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Institutional Class, Class P, Administrative Class and Class D – Payments to Financial Firms – Class D” section on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PI1534707 SUPP 051210

PIMCO Funds

Supplement Dated May 12, 2010 to the

PIMCO Tax Managed Real Return Fund Class A and Class C Prospectus, dated October 28, 2009

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Class A and C Shares – Payments to Financial Firms” section on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated May 12, 2010 to the

PIMCO Real Income 2019 and PIMCO Real Income 2029 Fund Institutional Class, Class P,

Administrative Class and Class D Prospectus, dated August 28, 2009

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Institutional Class, Class P, Administrative Class and Class D – Payments to Financial Firms – Class D” section on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference

PI1525442 SUPP 051210

PIMCO Funds

Supplement Dated May 12, 2010 to the

PIMCO Real Income 2019 and PIMCO Real Income 2029 Fund Class A and Class C Prospectus,

dated August 28, 2009

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Class A and C Shares – Payments to Financial Firms” section on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series.

Investors Should Retain This Supplement For Future Reference